UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                                  hours per response...


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

                               BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Asset Fund
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  March 31, 2004
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Asset Fund Semi-Annual Report for the period ended
         March 31, 2004.

[Registered Castle Design]

 B A R O N
 F U N D S

--------------------------------------------------------------------------------
BARON FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS.......................................................2

STATEMENTS OF ASSETS
  AND LIABILITIES.............................................................9

STATEMENTS OF
  OPERATIONS.................................................................10

STATEMENTS OF CHANGES
  IN NET ASSETS..............................................................11

NOTES TO FINANCIAL
  STATEMENTS.................................................................12





767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


SEMI-ANNUAL FINANCIAL REPORT                                     MARCH 31, 2004

DEAR BARON FUNDS
SHAREHOLDER:

Attached you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund for the six months ended March 31, 2004. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron

    Ronald Baron
    Chairman and Portfolio Manager
    May 25, 2004



/s/ Peggy Wong

    Peggy Wong
    Treasurer and CFO
    May 25, 2004




A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov.

---------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

     Shares                                           Cost          Value
-------------------------------------------------------------------------------
COMMON STOCKS (99.35%)
-------------------------------------------------------------------------------
              BUSINESS SERVICES (11.93%)
  5,225,006   ChoicePoint, Inc.*#                $  62,010,767  $198,706,978
    300,000   Iron Mountain, Inc.*                  11,049,990    13,389,000
  1,200,000   Robert Half Intl., Inc.*               1,278,954    28,344,000
                                                    ----------   -----------
                                                    74,339,711   240,439,978
              CONSULTING (1.43%)
    900,000   Hewitt Associates, Inc.*              21,821,609    28,809,000
              CONSUMER SERVICES (1.26%)
    600,000   Weight Watchers Intl., Inc.*          19,367,418    25,362,000
              EDUCATION (12.05%)
  2,100,000   Apollo Group, Inc., Cl A*             21,534,468   180,831,000
  1,000,000   DeVry, Inc.*                           2,392,707    30,150,000
  1,000,000   Education Mgmt. Corp.*                 3,794,300    31,830,000
                                                    ----------   -----------
                                                    27,721,475   242,811,000
              ENERGY SERVICES (4.02%)
    500,000   Seacor Holdings, Inc. (formerly
                Seacor Smit, Inc.)*                 14,322,278    20,540,000
  2,400,000   XTO Energy, Inc.                      27,970,775    60,576,000
                                                    ----------   -----------
                                                    42,293,053    81,116,000
              FINANCIAL (14.12%)
  1,000,000   Arch Capital Group, Ltd.*             33,841,383    42,030,000
  1,100,000   Axis Capital Holdings, Ltd.           27,875,719    32,505,000
    225,000   Brown & Brown, Inc.                    7,450,945     8,721,000
  9,585,000   Charles Schwab Corp.                  24,235,640   111,281,850
    320,000   Chicago Mercantile Exchange
                Holdings, Inc.                      23,540,404    30,956,800
    125,000   Commerce Bancorp, Inc.                 8,074,933     8,235,000
    125,000   Eaton Vance Corp.                      4,662,665     4,765,000
    465,000   H&R Block, Inc.                       20,254,680    23,728,950
    140,000   Moody's Corp.                          7,256,123     9,912,000
     80,000   The Student Loan Corp.                11,122,330    12,400,800
                                                    ----------   -----------
                                                   168,314,822   284,536,400
              GAMING SERVICES (0.36%)
    160,000   International Game Technology          3,460,055     7,193,600
              Healthcare Facilities (2.49%)
  1,420,000   Manor Care, Inc.                      28,588,528    50,111,800
              Healthcare Products (2.93%)
    550,000   DENTSPLY International, Inc.          23,750,799    24,381,500
    280,000   Henry Schein, Inc.*                   15,505,902    19,997,600
    200,000   Zimmer Holdings, Inc.*                 6,087,903    14,756,000
                                                    ----------    ----------
                                                    45,344,604    59,135,100
              HEALTHCARE SERVICES (4.59%)
    600,000   Anthem, Inc.*                         33,488,049    54,384,000
    500,000   Caremark Rx, Inc.*                    10,835,443    16,625,000
    500,000   Charles River Laboratories Intl.,
              Inc.*                                 14,951,698    21,425,000
                                                    ----------    ----------
                                                    59,275,190    92,434,000
              HOME BUILDING (2.01%)
     64,000   NVR, Inc.*                            22,534,495    29,440,000
    245,000   Toll Brothers, Inc.*                   9,815,187    11,130,350
                                                    ----------    ----------
                                                    32,349,682    40,570,350



      Shares                                       Cost           Value
---------------------------------------------------------------------------

               HOTELS AND LODGING (3.27%)
     800,000   Choice Hotels Intl., Inc.       $  8,329,220    $ 35,792,000
     400,000   Extended Stay America, Inc.        5,570,936       7,748,000
     420,000   Four Seasons Hotels, Inc.         10,827,903      22,302,000
                                               ------------    ------------
                                                 24,728,059      65,842,000
               LEISURE (0.16%)
      60,000   Electronic Arts, Inc.*             1,527,570       3,237,600
               MEDIA (6.30%)
     540,000   Cox Radio, Inc., Cl A*             3,310,296      11,502,000
     350,000   Netflix, Inc.*                    11,340,318      11,942,000
     260,000   Radio One, Inc., Cl A*             2,068,065       4,830,800
     500,000   Radio One, Inc., Cl D*             3,360,585       9,250,000
   1,157,500   Saga Comm., Inc., Cl A*#           5,082,958      21,587,375
     360,000   Univision Comm., Inc., Cl A*       2,737,466      11,883,600
   2,000,000   XM Satellite Radio Holdings,
                 Inc., Cl A*                     45,809,613      56,000,000
                                               ------------    ------------
                                                 73,709,301     126,995,775
               REAL ESTATE SERVICES (2.75%)
     315,000   Alexander's, Inc.*#               20,542,256      50,400,000
     141,844   Corrections Corp. of
               America*                               1,418       5,049,647
                                               ------------    ------------
                                                 20,543,674      55,449,647
               RECREATION AND RESORTS (12.35%)
   2,400,000   Kerzner Intl., Ltd.*#             77,808,281     106,440,000
   3,300,000   Vail Resorts, Inc.*#              68,275,449      52,008,000
   1,200,000   Wynn Resorts, Ltd.*               16,541,988      42,000,000
   1,459,408   Wynn Resorts, Ltd.*@              30,030,772      48,525,316
                                               ------------    ------------
                                                192,656,490     248,973,316
               RESTAURANTS (2.77%)
     750,000   Krispy Kreme Doughnuts, Inc.*     24,605,840      25,755,000
     650,000   The Cheesecake Factory,
               Inc.*                             20,823,946      29,984,500
                                               ------------    ------------
                                                 45,429,786      55,739,500
               RETAIL (11.16%)
   1,750,000   99 Cents Only Stores*             48,828,921      42,735,000
     800,000   CarMax, Inc.*                     26,236,657      23,360,000
   1,525,000   Dollar Tree Stores, Inc.*         10,291,768      47,107,250
     800,000   Ethan Allen Interiors, Inc.       22,610,641      33,008,000
   1,200,000   Polo Ralph Lauren Corp., ClA      24,177,495      41,136,000
     500,000   Whole Foods Market, Inc.          24,184,425      37,475,000
                                               ------------    ------------
                                                156,329,907     224,821,250
               TRANSPORTATION (1.52%)
     740,000   C. H. Robinson Worldwide, Inc.    27,409,683      30,710,000
               UTILITY SERVICES (1.88%)
   2,000,000   Southern Union Co.*               27,564,041      37,900,000
                                              -------------   -------------
TOTAL COMMON STOCKS                           1,092,774,658   2,002,188,316
                                              -------------   -------------


                       See Notes to Financial Statements.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

      Shares                                       Cost           Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.49%)
--------------------------------------------------------------------------------

               EDUCATION (0.04%)
     105,264   Apollo International, Inc.
               S-A CV Pfd.*@#                  $  2,000,016    $    849,996

               HEALTHCARE SERVICES (0.45%)
       5,753   Somerford Corp. S-A
                 Conv. Pfd.* @                    9,000,000       8,999,993
                                               ------------    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS               11,000,016       9,849,989
                                               ------------    ------------
--------------------------------------------------------------------------------
WARRANTS (0.08%)
--------------------------------------------------------------------------------
               REAL ESTATE SERVICES
      70,922   Corrections Corporation of
                 America Warrants
                 Exp 09/29/2005*@                         0       1,524,823
                                               ------------    ------------



Principal Amount                                   Cost            Value
--------------------------------------------------------------------------------
CORPORATE BONDS (0.15%)
--------------------------------------------------------------------------------
              HEALTHCARE SERVICES
$ 3,000,000   Somerford Corp. 8.50% Sub.
              Conv. Deb. due 04/23/2006@      $   3,000,000   $    3,000,000
                                              -------------   --------------
--------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (1.51%)
--------------------------------------------------------------------------------
 30,500,000   Exxon Asset Management Co.
              0.75% due 04/01/2004               30,500,000       30,500,000
                                            ---------------   --------------
TOTAL INVESTMENTS (101.58%)                 $ 1,137,274,674    2,047,063,128
                                            ===============

LIABILITIES LESS CASH AND
 OTHER ASSETS (-1.58%)                                           (31,841,684)
                                                              --------------
NET ASSETS (EQUIVALENT TO $47.20 PER
 SHARE BASED ON 42,696,348 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)                             $2,015,221,444
                                                              ==============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   Issuers that may be deemed to be "affiliated"
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

     Shares                                           Cost          Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.01%)
--------------------------------------------------------------------------------
              ADVERTISING SERVICES (0.99%)
    360,000   Getty Images, Inc.*                  $ 7,890,498   $19,432,800
    375,000   Harte-Hanks, Inc.                      6,046,351     8,782,500
                                                    ----------    ----------
                                                    13,936,849    28,215,300
              APPAREL (0.65%)
    650,000   Carter's, Inc.*                       16,866,843    18,583,500
              BUSINESS SERVICES (4.27%)
    211,000   Administaff, Inc.*                     2,395,554     3,677,730
  1,600,000   ChoicePoint, Inc.*                    35,852,211    60,848,000
    200,000   Equinix, Inc.*                         5,816,035     7,242,200
    900,000   Fair Isaac Corp.                      21,715,107    32,472,000
    600,000   Gevity HR, Inc.                       13,070,024    17,520,000
                                                    ----------    ----------
                                                    78,848,931   121,759,930
              CHEMICAL (1.83%)
  1,820,000   Symyx Technologies, Inc.*#            31,287,266    52,124,800
              COMMUNICATIONS (1.72%)
  3,000,000   American Tower Corp., Cl A*           13,344,607    34,050,000
    800,000   Crown Castle Intl., Corp.*             3,043,909    10,104,000
  1,275,000   SBA Communications Corp.*              4,916,952     4,947,000
                                                    ----------    ----------
                                                    21,305,468    49,101,000
              CONSULTING (1.24%)
    800,000   Hewitt Associates, Inc.*              18,618,001    25,608,000
    500,000   LECG Corp.*                           10,876,743     9,725,000
                                                    ----------    ----------
                                                    29,494,744    35,333,000
              EDUCATION (7.61%)
    700,000   DeVry, Inc.*                           9,001,169    21,105,000
    600,000   Education Mgmt. Corp.*                 3,562,780    19,098,000
    500,000   Strayer Education, Inc.               38,170,282    58,485,000
  1,000,000   Universal Technical Institute,
                Inc.*                               26,593,385    40,050,000
    900,000   University of Phoenix Online*         15,586,843    78,318,000
                                                    ----------    ----------
                                                    92,914,459   217,056,000
              ENERGY SERVICES (3.63%)
    700,000   Encore Acquisition Co.*               14,402,966    19,390,000
    900,000   FMC Technologies, Inc.*               19,422,550    24,327,000
    200,000   Hornbeck Offshore Services, Inc.       2,678,785     2,640,000
  1,275,000   Premcor, Inc.*                        28,186,806    39,486,750
    430,000   Seacor Holdings, Inc. (formerly
                Seacor Smit, Inc.)*                 17,331,488    17,664,400
                                                    ----------    ----------
                                                    82,022,595   103,508,150
              FINANCIAL (11.14%)
    270,000   Affiliated Managers Group, Inc.*      15,017,859    14,736,600
  1,650,000   Arch Capital Group, Ltd.*#            51,045,431    69,349,500
    350,000   BlackRock, Inc., Cl A                  7,036,572    21,409,500
    300,000   Brown & Brown, Inc.                    9,830,330    11,628,000
    325,000   CapitalSource, Inc.*                   5,478,272     7,296,250
  1,000,000   CheckFree Corp.*                      18,042,917    29,460,000
    600,000   Chicago Mercantile Exchange
                Holdings, Inc.                      38,776,983    58,044,000
    500,000   eSpeed, Inc. Cl A*                     9,964,946    10,480,000
  1,200,000   First Marblehead Corp.*               35,148,268    35,340,000
    299,000   Gabelli Asset Mgmt., Inc., Cl A        4,438,566    12,043,720
  1,160,000   Jefferies Group, Inc.                 24,577,884    40,982,800
    250,000   Nuveen Investments, Inc.               6,761,103     6,965,000
                                                   -----------   -----------
                                                   226,119,131   317,735,370



     Shares                                           Cost          Value
----------------------------------------------------------------------------

              FOOD AND AGRICULTURE (0.32%)
    300,000   Ralcorp Hldgs., Inc.*                $ 7,406,244   $ 9,129,000
              GOVERNMENT SERVICES (1.01%)
  1,000,000   Anteon Intl., Corp.*                  29,568,160    28,890,000
              HEALTHCARE FACILITIES (3.53%)
  1,800,000   Manor Care, Inc.                      33,815,991    63,522,000
  1,100,000   United Surgical Partners Intl.,
              Inc.*                                 23,181,527    37,334,000
                                                   -----------   -----------
                                                    56,997,518   100,856,000
              HEALTHCARE PRODUCTS (3.07%)
    600,000   DepoMed, Inc.*                         4,293,237     4,698,000
  1,560,000   Edwards Lifesciences Corp.*           44,772,205    49,842,000
    500,000   Flamel Technologies S.A.*             13,537,016    12,960,500
    380,000   INAMED Corp.*                         17,467,474    20,246,400
                                                   -----------   -----------
                                                    80,069,932    87,746,900
              HEALTHCARE SERVICES (8.27%)
  1,900,000   AMERIGROUP Corp.*#                    70,530,101    86,830,000
  1,600,000   Centene Corp.*#                       30,065,539    48,944,000
  1,625,000   Charles River Laboratories Intl.,
                Inc.*                               48,377,172    69,631,250
    250,000   First Health Group Corp.*              4,931,861     5,465,000
    150,000   Inveresk Research Group, Inc.*         3,000,000     4,263,000
  1,100,000   Odyssey Healthcare, Inc.*             15,263,468    20,735,000
                                                   -----------   -----------
                                                   172,168,141   235,868,250
              HOME BUILDING (1.57%)
    150,000   Brookfield Homes Corp.                 1,401,059     5,263,500
    920,000   Hovnanian Enterprises, Inc.*          24,312,503    39,698,000
                                                    ----------    ----------
                                                    25,713,562    44,961,500
              HOTELS AND LODGING (4.94%)
    800,000   Choice Hotels Intl., Inc.              9,354,699    35,792,000
  2,000,000   Extended Stay America, Inc.           24,867,406    38,740,000
  1,250,000   Four Seasons Hotels, Inc.             37,489,147    66,375,000
                                                   -----------    ----------
                                                    71,711,252   140,907,000
              MEDIA (7.00%)
    550,000   Citadel Broadcasting Corp.*           10,462,224     9,597,500
    900,000   Cumulus Media, Inc.*                  16,327,094    17,991,000
    500,000   Entravision Comm. Corp., Cl A*         2,952,986     4,485,000
  1,300,000   Gray Television, Inc.                 10,725,000    19,006,000
  2,300,000   LIN TV Corp., Cl A*                   51,323,725    54,763,000
  1,650,000   Netflix, Inc.*                        52,704,467    56,298,000
    250,000   Radio One, Inc., Cl A*                 2,371,787     4,645,000
    980,000   Radio One, Inc., Cl D*                11,388,696    18,130,000
    800,000   Saga Comm., Inc., Cl A*                7,404,392    14,920,000
                                                   -----------   -----------
                                                   165,660,371   199,835,500
              MEDICAL EQUIPMENT (0.96%)
    280,000   Intuitive Surgical, Inc.*              4,110,797     4,760,000
  1,000,000   Viasys Healthcare, Inc.*              19,540,935    22,620,000
                                                   -----------    ----------
                                                    23,651,732    27,380,000
              PRINTING AND PUBLISHING (0.69%)
    525,000   Information Holdings, Inc.*           10,699,116    10,825,500
    300,000   ProQuest Co.*                          7,976,847     8,751,000
                                                   -----------    ----------
                                                    18,675,963    19,576,500


                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

      Shares                                       Cost           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
               REAL ESTATE SERVICES (0.73%)
      75,000   Alexander's, Inc.*               $ 5,683,588    $12,000,000
     165,000   LNR Property Corp.                 5,804,426      8,832,450
                                                -----------    -----------
                                                 11,488,014     20,832,450
               RECREATION AND RESORTS (9.88%)
     800,000   Isle of Capri Casinos, Inc.*      17,664,605     20,112,000
   1,800,000   Kerzner Intl., Ltd.*#             49,095,087     79,830,000
   1,760,000   Station Casinos, Inc.             40,877,216     77,739,200
   1,250,000   Vail Resorts, Inc.*               21,897,070     19,700,000
     537,677   Wynn Resorts, Ltd. *@             11,063,956     17,877,760
   1,900,000   Wynn Resorts, Ltd. *              25,775,919     66,500,000
                                                -----------    -----------
                                                166,373,853    281,758,960
               RESTAURANTS (7.79%)
   1,600,000   Krispy Kreme Doughnuts,
               Inc.*                             45,625,274     54,944,000
     675,000   Panera Bread Co., Cl A*           22,368,531     26,271,000
     425,000   Peet's Coffee & Tea, Inc.*         7,758,493      9,052,500
     950,000   P.F. Chang's China Bistro,
                 Inc.*                           45,168,760     47,794,500
   1,825,000   The Cheesecake Factory,
                 Inc.*                           59,281,874     84,187,250
                                                -----------    -----------
                                                180,202,932    222,249,250
               RETAIL (6.22%)
   2,550,000   99 Cents Only Stores*             75,874,074     62,271,000
     350,000   Chico's FAS, Inc.*                 3,012,565     16,240,000
     600,000   Dollar Tree Stores, Inc.*          7,884,538     18,534,000
     550,000   Ethan Allen Interiors, Inc.       14,286,910     22,693,000
     900,000   Petco Animal Supplies, Inc.*      17,449,210     25,362,000
   1,175,000   Select Comfort Corp.*             31,881,309     32,418,250
                                                -----------    -----------
                                                150,388,606    177,518,250
               SOFTWARE (1.96%)
     500,000   Kronos, Inc.*                      7,446,852     16,265,000
   1,400,000   The Reynolds & Reynolds Co.       39,048,143     39,774,000
                                                -----------    -----------
                                                 46,494,995     56,039,000
               TRANSPORTATION (0.89%)
   1,000,000   JetBlue Airways Corp.*            17,362,494     25,290,000
               UTILITY SERVICES (0.97%)
   1,460,000   Southern Union Co.*               19,158,693     27,667,000
               WHOLESALE TRADE (0.13%)
     140,000   Libbey, Inc.                       3,741,580      3,630,200
                                              -------------  -------------
TOTAL COMMON STOCKS                           1,839,630,328  2,653,552,810
                                              -------------  -------------



      Shares                                        Cost           Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.53%)
--------------------------------------------------------------------------------
               PHARMACEUTICAL
     750,000   Reliant Pharmaceuticals LLC
                 Series D @                     $ 15,000,000    $ 15,000,000
                                                ------------    ------------
Principal Amount
--------------------------------------------------------------------------------
CORPORATE BONDS (1.60%)
--------------------------------------------------------------------------------
               RECREATION AND RESORTS
$ 26,000,000   Wynn Resorts 6.00%
                 Sub. Conv. Deb. due
                 07/15/2015                       25,381,304      45,500,000
                                                ------------    ------------
--------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.33%)
--------------------------------------------------------------------------------
  99,997,917   Exxon Asset Mgmt. Co.
                 0.75% due 04/01/2004             99,997,917      99,997,917
  23,652,083   Household Finance Corp.
                 0.75% due 04/01/2004             23,652,083      23,652,083
                                                ------------  --------------
TOTAL SHORT TERM MONEY MARKET
 INSTRUMENTS                                     123,650,000     123,650,000
                                              -------------   --------------
TOTAL INVESTMENTS (99.47%)                    $2,003,661,632   2,837,702,810
                                              ==============  ==============
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.53%)                                         15,193,852
                                                              --------------
NET ASSETS (EQUIVALENT TO $38.02 PER
 SHARE BASED ON SHARES OF 75,028,962
 BENEFICIAL INTEREST OUTSTANDING)                             $2,852,896,662
                                                              ==============

---------------
%   Represents percentage of net assets
@   Restricted securities
*   Non-income producing securities
#   Issuers that may be deemed to be "affiliated"

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

       Shares                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS (93.25%)
--------------------------------------------------------------------------------
                ADVERTISING SERVICES (1.56%)
      550,000   R.H. Donnelley Corp.*                          $ 25,685,000
                BUILDING MATERIALS (0.83%)
      234,000   Eagle Materials, Inc., Cl B                      13,665,600
                BUSINESS SERVICES (4.58%)
    2,500,000   Ariba, Inc.*                                      7,050,000
      725,000   ChoicePoint, Inc.*                               27,571,750
      635,929   Infocrossing, Inc.*                               8,661,353
      241,000   Infocrossing, Inc.*@                              3,118,299
      650,000   Iron Mountain, Inc.*                             29,009,500
                                                               ------------
                                                                 75,410,902
                COMMUNICATIONS (6.76%)
    5,316,600   Alamosa Hldgs, Inc.*#                            31,048,944
    3,350,000   American Tower Corp.*                            38,022,500
      550,000   Arch Wireless, Inc., CL A*                       17,748,500
      225,000   Metrocall Holdings, Inc.*                        15,675,750
    2,500,000   UbiquiTel, Inc.*                                  8,822,500
                                                               ------------
                                                                111,318,194
                CONSULTING (3.40%)
      275,000   Corporate Executive Board Co.*                   12,925,000
      700,000   Kroll, Inc.*                                     18,795,000
    1,250,000   LECG Corp.*#                                     24,312,500
                                                               ------------
                                                                 56,032,500
                CONSUMER PRODUCTS (4.54%)
    1,250,000   Digital Theater Systems, Inc.*#                  32,037,500
      500,000   Equity Marketing, Inc.*#                          7,450,000
      950,000   NBTY, Inc.*                                      35,321,000
                                                               ------------
                                                                 74,808,500
                CONSUMER SERVICES (1.03%)
      400,000   Weight Watchers Intl., Inc.*                     16,908,000
                EDUCATION (14.60%)
      425,000   Apollo Group, Inc., Cl A*                        36,596,750
    2,250,000   Career Education Corp.*                         127,440,000
      744,199   SkillSoft PLC*                                    9,600,167
      250,000   Strayer Education, Inc.                          29,242,500
      725,000   Universal Technical Institute, Inc.*             29,036,250
      100,000   University of Phoenix Online*                     8,702,000
                                                               ------------
                                                                240,617,667
                ENERGY SERVICES (0.38%)
      500,000   Energy Savings Income Fund                        6,333,000
                FINANCIAL (3.48%)
      225,000   Arch Capital Group, Ltd.*                         9,456,750
      500,000   CapitalSource, Inc.*                             11,225,000
      250,000   Gabelli Asset Mgmt., Inc., Cl A                  10,070,000
    1,500,000   Interactive Data Corp.*                          26,670,000
                                                               ------------
                                                                 57,421,750
                GOVERNMENT SERVICES (4.58%)
    1,029,000   Anteon Intl., Corp.*                             29,727,810
      838,853   Drexler Technology Corp.*#                       11,492,286
      900,000   FLIR Systems, Inc.*                              34,308,000
                                                               ------------
                                                                 75,528,096
                HEALTH CARE FACILITIES (2.32%)
    1,125,000   United Surgical Partners Intl., Inc.*            38,182,500
                HEALTH CARE PRODUCTS (2.16%)
      625,000   INAMED Corp.*                                    33,300,000
       50,000   Kinetic Concepts, Inc.*                           2,242,500
                                                               ------------
                                                                 35,542,500
                HEALTH CARE SERVICES (3.45%)
    1,200,000   NeighborCare, Inc.*                              29,100,000
      750,000   Odyssey Healthcare, Inc.*                        14,137,500
      650,000   Rotech Healthcare, Inc.*                         13,617,500
                                                               ------------
                                                                 56,855,000



       Shares                                                     Value
---------------------------------------------------------------------------
                HOME BUILDING (1.11%)
      380,000   Brookfield Homes Corp.                         $ 13,334,200
      474,000   Champion Enterprises, Inc.*                       5,024,400
                                                               ------------
                                                                 18,358,600
                MANUFACTURING (0.71%)
      300,000   Actuant Corp., Cl A*                             11,769,000
                MEDIA (6.80%)
      900,000   AMC Entertainment, Inc.*                         13,815,000
      500,000   Citadel Broadcasting Corp.*                       8,725,000
      450,000   Cumulus Media, Inc.*                              8,995,500
    1,350,000   Gray Television, Inc.                            19,737,000
      575,000   LIN TV Corp., Cl A*                              13,690,750
    1,600,000   Radio One, Inc., Cl D*                           29,600,000
      360,000   Regal Entertainment Group, Cl A                   7,912,800
      325,000   Westwood One, Inc.*                               9,571,250
                                                               ------------
                                                                112,047,300
                MEDICAL EQUIPMENT (2.23%)
    1,325,000   Immucor, Inc.*#                                  24,009,000
      750,000   Intuitive Surgical, Inc.*                        12,750,000
                                                               ------------
                                                                 36,759,000
                PHARMACEUTICAL (0.36%)
      275,000   Noven Pharmaceuticals, Inc.                       5,904,250
                PRINTING AND PUBLISHING (3.35%)
      500,000   Bowne & Co., Inc.                                 8,550,000
      600,000   Information Holdings, Inc.*                      12,372,000
      850,000   ProQuest Co.*                                    24,794,500
      315,000   R.R. Donnelley & Sons Co.                         9,528,750
                                                               ------------
                                                                 55,245,250
                REAL ESTATE SERVICES (1.06%)
      325,000   LNR Property Corp.                               17,397,250
                RECREATION AND RESORTS (5.22%)
    1,000,000   Gaylord Entertainment                            30,900,000
      550,000   Kerzner Intl., Ltd.*                             24,392,500
      500,000   The Sports Club Co., Inc.*                          925,000
      850,000   Wynn Resorts, Ltd. *                             29,750,000
                                                               ------------
                                                                 85,967,500
                RESTAURANTS (5.12%)
    1,750,000   CKE Restaurants, Inc.*                           17,325,000
      750,000   Krispy Kreme Doughnuts, Inc.*                    25,755,000
      350,000   Panera Bread Co., Cl A*                          13,622,000
      600,000   The Cheesecake Factory, Inc.*                    27,678,000
                                                               ------------
                                                                 84,380,000
                RETAIL (9.56%)
    1,475,000   99 Cents Only Stores*                            36,019,500
      545,000   Aeropostale, Inc.*                               19,761,700
      750,000   Casual Male Retail Group, Inc.*@#                 7,755,000
      350,000   Dollar Tree Stores, Inc.*                        10,811,500
      695,000   Hot Topic, Inc.*                                 18,382,750
      766,700   Kenneth Cole Productions, Inc., Cl A             26,144,470
      325,000   Petco Animal Supplies, Inc.*                      9,158,500
    1,215,000   Quiksilver, Inc.*                                26,547,750
      600,000   Restoration Hardware, Inc.*                       2,982,000
                                                               ------------
                                                                157,563,170
                TRANSPORTATION (4.06%)
      750,000   JetBlue Airways Corp.*                           18,967,500
      750,000   SkyWest, Inc.                                    14,430,000
    1,680,000   Westjet Airlines, Ltd*                           33,520,536
                                                               ------------
                                                                 66,918,036
                                                               ------------
TOTAL COMMON STOCKS
 (Cost $974,544,480)                                          1,536,618,565
                                                              -------------


                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

       Shares                                                     Value
--------------------------------------------------------------------------------
WARRANTS (0.54%)
--------------------------------------------------------------------------------
                BUSINESS SERVICES (0.08%)
      222,575   Infocrossing, Inc.
                 Warrants Exp 10/16/2008*@                     $  1,282,032
                RETAIL (0.46%)
    1,407,353   Casual Male Retail Group, Inc.
                 Warrants Exp 04/26/2007*@#                       7,046,780
      100,000   Casual Male Retail Group, Inc.
                 Warrants Exp 07/02/2010*@#                         558,000
                                                               ------------
                                                                  7,604,780
                                                               ------------
TOTAL WARRANTS
 (Cost $2,197,934)                                                8,886,812
                                                               ------------


Principal Amount                                                  Value
--------------------------------------------------------------------------------
CORPORATE BONDS (0.32%)
--------------------------------------------------------------------------------
                PRINTING AND PUBLISHING
$   7,000,000   Penton Media, Inc. 10.375%
                 Sr. Sub. NT due 06/15/2011
                 (Cost $4,669,158)                                5,180,000
                                                               ------------
--------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (5.67%)
--------------------------------------------------------------------------------
   49,998,958   Exxon Asset Management Co. 0.75%
                 due 04/01/2004                                  49,998,958
   43,501,041   Household Finance Corp. 0.75%
                 due 04/01/2004                                  43,501,041
                                                             --------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS
 (COST $93,499,999)                                              93,499,999
                                                             --------------
TOTAL INVESTMENTS (99.78%)
 (COST $1,074,911,572)
                1,644,185,376
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.22%)                                         3,674,533
                                                             --------------
NET ASSETS (EQUIVALENT TO $19.90 PER
 SHARE BASED ON 82,788,530 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)                            $1,647,859,909
                                                             ==============

---------------
%   Represents percentage of net assets
@   Restricted securities
#   Issuers that may be deemed to be "affiliated"
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)

       Shares                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS (94.50%)
--------------------------------------------------------------------------------
                ADVERTISING SERVICES (7.10%)
       75,000   Ask Jeeves, Inc.*                              $  2,679,750
      150,000   Digitas, Inc.*                                    1,543,500
       85,000   Getty Images, Inc.*                               4,588,300
       85,500   Modem Media, Inc., CL A*                            555,750
        5,000   NetRatings, Inc.*                                    55,250
                                                               ------------
                                                                  9,422,550
                BUSINESS SERVICES (14.68%)
      100,000   Ariba, Inc.*                                        282,000
       50,000   ChoicePoint, Inc.*                                1,901,500
      135,000   Equinix, Inc.*                                    4,888,485
      300,000   FreeMarkets, Inc.*                                2,469,000
      200,000   Harris Interactive, Inc.*                         1,686,000
       49,000   Infocrossing, Inc.*@                                634,011
       65,000   InfoSpace, Inc.*                                  2,526,550
      105,000   Intraware, Inc.*                                    173,250
      130,000   Monster Worldwide, Inc.*                          3,406,000
      250,000   Stamps.com, Inc.*                                 1,497,500
                                                               ------------
                                                                 19,464,296
                CABLE (2.89%)
       58,000   Comcast Corp., Cl A*                              1,617,040
       70,000   Cox Comm., Inc.*                                  2,212,000
                                                               ------------
                                                                  3,829,040
                COMMUNICATIONS (6.27%)
      170,000   Alamosa Holdings, Inc.*                             992,800
      200,000   American Tower Corp.*                             2,270,000
       25,000   Research in Motion, Ltd.*                         2,332,750
      700,000   SBA Communications Corp.*                         2,716,000
                                                               ------------
                                                                  8,311,550
                CONSUMER PRODUCTS (1.72%)
       75,000   Marvel Enterprises, Inc.*                         1,439,250
       95,000   Tivo, Inc.*                                         844,550
                                                               ------------
                                                                  2,283,800
                CONSUMER SERVICES (7.47%)
       25,000   InterActiveCorp*                                    789,750
      125,000   lastminute.com PLC*                               2,381,250
      125,000   priceline.com, Inc.*                              3,370,000
      200,000   Time Warner, Inc.*                                3,372,000
                                                               ------------
                                                                  9,913,000
                EDUCATION (8.80%)
       80,000   Career Education Corp.*                           4,531,200
      250,000   SkillSoft PLC*                                    3,225,000
       45,000   University of Phoenix Online*                     3,915,900
                                                               ------------
                                                                 11,672,100
                ENTERPRISE HARDWARE (4.94%)
       75,000   Dell, Inc.*                                       2,521,500
       75,000   Intel Corp.                                       2,040,000
       70,000   SanDisk Corp.*                                    1,985,900
                                                               ------------
                                                                  6,547,400
                FINANCIAL (9.85%)
      100,000   Ameritrade Holding Corp.*                         1,540,000
      150,000   Charles Schwab Corp.                              1,741,500
       60,000   CheckFree Corp.*                                  1,767,600
      350,000   E*TRADE Group, Inc.*                              4,672,500
      400,000   E-LOAN, Inc.*                                     1,244,000
      100,000   eSpeed, Inc., Cl A*                               2,096,000
                                                               ------------
                                                                 13,061,600



       Shares                                                     Value
--------------------------------------------------------------------------------
                GAMING SERVICES (3.72%)
       50,000   GTECH Holdings Corp.                           $  2,957,000
       44,000   International Game Technology                     1,978,240
                                                               ------------
                                                                  4,935,240
                HEALTH CARE SERVICES (1.17%)
      175,000   WebMD Corp.*                                      1,555,750
                HOTELS AND LODGING (0.67%)
       46,550   LodgeNet Entertainment Corp.*                       884,450
                LEISURE (5.32%)
      100,000   Electronic Arts, Inc.*                            5,396,000
      325,000   EMI Group PLC                                     1,664,260
                                                               ------------
                                                                  7,060,260
                MANUFACTURING (2.92%)
      225,000   Flextronics Intl., Ltd.*                          3,874,500
                MEDIA (5.81%)
      228,342   iVillage, Inc.*                                   1,570,993
       80,000   Netflix, Inc.*                                    2,729,600
       70,000   Yahoo! Inc.*                                      3,401,300
                                                               ------------
                                                                  7,701,893
                REAL ESTATE SERVICES (4.00%)
       75,000   CoStar Group, Inc.*                               2,766,750
      600,000   Homestore, Inc.*                                  2,538,000
                                                               ------------
                                                                  5,304,750
                RETAIL (5.79%)
      100,000   drugstore.com, Inc.*                                538,000
       60,000   eBay, Inc.*                                       4,159,800
       65,000   Provide Commerce, Inc.*                           1,478,750
      300,000   Varsity Group, Inc.*                              1,500,000
                                                               ------------
                                                                  7,676,550
                SOFTWARE (1.38%)
       80,000   Red Hat, Inc.*                                    1,828,800
                                                               ------------
TOTAL COMMON STOCKS
 (Cost $79,917,201)                                             125,327,529
                                                               ------------
Principal Amount
--------------------------------------------------------------------------------
CORPORATE BONDS (0.55%)
--------------------------------------------------------------------------------
                COMMUNICATIONS
$     750,000   SBA Comm., Corp. 10.25%
                 Sr. NT due 02/01/2009 (Cost $454,779)              735,000
                                                               ------------
--------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.28%)
--------------------------------------------------------------------------------
    5,670,000   Exxon Asset Management Co. 0.75%
                 due 04/01/2004 (Cost $5,670,000)                 5,670,000
                                                               ------------
TOTAL INVESTMENTS (99.33%)
 (COST $86,041,980)                                             131,732,529
CASH AND OTHER ASSETS
 LESS LIABILITIES (0.67%)                                           892,438
                                                               ------------
NET ASSETS (EQUIVALENT TO $8.04 PER
 SHARE BASED ON 16,505,212 SHARES OF
 BENEFICIAL INTEREST OUTSTANDING)                              $132,624,967
                                                               ============

---------------
%   Represents percentage of net assets
*   Non-income producing securities
@   Restricted securities

                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2004 (Unaudited)


                                                             BARON ASSET      BARON GROWTH     BARON SMALL CAP   BARON iOPPORTUNITY
                                                                FUND              FUND              FUND                FUND
                                                                ----              ----              ----                ----

ASSETS:
 Investments in securities, at value
   Unaffiliated issuers (Cost $901,554,947,
    $1,771,638,208, $940,914,948
    and $86,041,980, respectively)                         $1,617,070,779    $2,500,624,510    $1,498,475,366       $ 131,732,529
   "Affiliated" issuers (Cost $235,719,727,
    $232,023,424, $133,996,624,
    and $0, respectively)                                     429,992,349       337,078,300       145,710,010                   0
 Cash                                                             460,369         3,826,225           500,293               6,636
 Dividends and interest receivable                                623,323           513,610           264,060              24,279
 Receivable for securities sold                                11,891,713         8,639,607         5,471,626             749,896
 Receivable for shares sold                                       849,170        28,983,192         4,045,731             190,596
 Prepaid expenses                                                  73,840                 0                 0                   0
                                                           --------------    --------------    --------------       -------------
                                                            2,060,961,543     2,879,665,444     1,654,467,086         132,703,936
                                                           --------------    --------------    --------------       -------------
LIABILITIES:
 Payable for securities purchased                               8,787,073        24,627,878         5,895,471                   0
 Payable for shares redeemed                                   36,858,181         1,947,110           535,577              66,269
 Accrued expenses and other payables                               94,845           193,794           176,129              12,700
                                                           --------------    --------------    --------------       -------------
                                                               45,740,099        26,768,782         6,607,177              78,969
                                                           --------------    --------------    --------------       -------------
NET ASSETS                                                 $2,015,221,444    $2,852,896,662    $1,647,859,909       $ 132,624,967
                                                           ==============    ==============    ==============       =============
NET ASSETS CONSIST OF:
 Capital paid-in                                           $1,026,855,622    $2,072,017,448    $1,071,562,667       $ 189,035,610
 Accumulated net investment loss                              (10,770,216)      (12,512,259)       (8,116,119)           (775,050)
 Accumulated net realized gain (loss)                          89,347,584       (40,649,705)       15,139,557        (101,326,142)
 Net unrealized appreciation on investments                   909,788,454       834,041,178       569,273,804          45,690,549
                                                           --------------    --------------    --------------       -------------
NET ASSETS                                                 $2,015,221,444    $2,852,896,662    $1,647,859,909       $ 132,624,967
                                                           ==============    ==============    ==============       =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                 42,696,348        75,028,962        82,788,530          16,505,212
                                                           ==============    ==============    ==============       =============
NET ASSET VALUE PER SHARE                                  $        47.20    $        38.02    $        19.90       $        8.04
                                                           ==============    ==============    ==============       =============


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)


                                                                BARON ASSET    BARON GROWTH    BARON SMALL CAP   BARON iOPPORTUNITY
                                                                   FUND            FUND             FUND                FUND
                                                                   ----            ----             ----                ----

INVESTMENT INCOME:
 INCOME:
   Interest                                                    $    301,646    $  1,668,171     $  1,023,749         $   104,485
   Dividends -- unaffiliated issuers                              2,481,535       2,735,664          603,028              37,408
   Dividends -- "affiliated" issuers                                      0               0                0                   0
                                                               ------------    ------------     ------------         -----------
   Total income                                                   2,783,181       4,403,835        1,626,777             141,893
                                                               ------------    ------------     ------------         -----------
 EXPENSES:
   Investment advisory fees                                      10,049,120      12,745,104        7,299,861             611,296
   Distribution fees                                              2,512,280       3,186,276        1,824,966             152,824
   Shareholder servicing agent fees                                 387,050         338,360          251,570              78,683
   Reports to shareholders                                          403,000         425,000          233,000             106,477
   Professional fees                                                 25,700          25,680           20,835              11,500
   Registration and filing fees                                      70,550          64,300           35,270              11,868
   Custodian fees                                                    32,674          42,370           26,191               6,322
   Trustee fees                                                      15,008          19,065           10,953                 927
   Miscellaneous                                                     58,015          69,939           40,250               3,783
                                                               ------------    ------------     ------------         -----------
   Total expenses                                                13,553,397      16,916,094        9,742,896             983,680
   Less: Expense reimbursement by investment adviser                      0               0                0             (66,737)
                                                               ------------    ------------     ------------         -----------
   Net expenses                                                  13,553,397      16,916,094        9,742,896             916,943
                                                               ------------    ------------     ------------         -----------
   Net investment loss                                          (10,770,216)    (12,512,259)      (8,116,119)           (775,050)
                                                               ------------    ------------     ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments sold in unaffiliated
   issuers                                                      126,520,483      51,989,847       30,190,804          11,219,580
 Net realized gain (loss) on investments sold in
   "affiliated" issuers                                         (17,414,928)        389,866        2,692,430                   0
 Change in net unrealized appreciation of investments           230,003,051     338,059,073      174,626,381          14,931,916
                                                               ------------    ------------     ------------         -----------
 Net gain on investments                                        339,108,606     390,438,786      207,509,615          26,151,496
                                                               ------------    ------------     ------------         -----------
 Net increase in net assets resulting from operations          $328,338,390    $377,926,527     $199,393,496         $25,376,446
                                                               ============    ============     ============         ===========


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                                                                     BARON SMALL
                                                     BARON ASSET FUND                   BARON GROWTH FUND             CAP FUND
                                             --------------------------------   -------------------------------------------------
                                               SIX MONTHS         FOR THE         SIX MONTHS         FOR THE         SIX MONTHS
                                                  ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED
                                                MARCH 31,      SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,       MARCH 31,
                                                  2004              2003             2004              2003             2004
                                             --------------    --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $  (10,770,216)   $  (22,327,537)  $  (12,512,259)   $  (16,914,599)  $   (8,116,119)
 Net realized gain (loss) on investments
 sold                                           109,105,555        27,349,273       52,379,713       (54,183,199)      32,883,234
 Net change in unrealized appreciation on
  investments                                   230,003,051       293,259,030      338,059,073       411,381,268      174,626,381
                                             --------------    --------------   --------------    --------------   --------------
 Increase in net assets resulting from
  operations                                    328,338,390       298,280,766      377,926,527       340,283,470      199,393,496
                                             --------------    --------------   --------------    --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments                         0       (67,413,267)               0                 0                0
                                             --------------    --------------   --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               158,439,791       330,807,954      617,728,479     1,209,913,568      419,365,602
 Net asset value of shares issued in
  reinvestment
  of dividends                                            0        65,673,995                0                 0                0
 Cost of shares redeemed                       (428,732,815)     (725,356,209)    (328,161,183)     (395,080,937)    (181,442,821)
                                             --------------    --------------   --------------    --------------   --------------
 Increase (decrease) in net assets
  derived from
  capital share transactions                   (270,293,024)     (328,874,260)     289,567,296       814,832,631      237,922,781
 Redemption fees                                          0                 0                0                 0                0
                                             --------------    --------------   --------------    --------------   --------------
 Net increase (decrease) in net assets           58,045,366       (98,006,761)     667,493,823     1,155,116,101      437,316,277
NET ASSETS:
 Beginning of period                          1,957,176,078     2,055,182,839    2,185,402,839     1,030,286,738    1,210,543,632
                                             --------------    --------------   --------------    --------------   --------------
 End of period                               $2,015,221,444    $1,957,176,078   $2,852,896,662    $2,185,402,839   $1,647,859,909
                                             ==============    ==============   ==============    ==============   ==============
ACCUMULATED NET INVESTMENT LOSS AT END
 OF PERIOD                                   $  (10,770,216)   $            0   $  (12,512,259)   $            0   $   (8,116,119)
                                             ==============    ==============   ==============    ==============   ==============
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                      3,572,806         9,320,231       17,300,967        42,266,286       22,232,541
 Shares issued in reinvestment of
  dividends                                               0         1,871,542                0                 0                0
 Shares redeemed                                 (9,740,521)      (19,969,210)      (9,206,873)      (13,543,070)      (9,593,043)
                                             --------------    --------------   --------------    --------------   --------------
 NET INCREASE (DECREASE)                         (6,167,715)       (8,777,437)       8,094,094        28,723,216       12,639,498
                                             ==============    ==============   ==============    ==============   ==============


                                               BARON SMALL
                                                CAP FUND         BARON iOPPORTUNITY FUND
                                             --------------    ----------------------------
                                                 FOR THE        SIX MONTHS       FOR THE
                                               YEAR ENDED         ENDED         YEAR ENDED
                                              SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                                                  2003             2004            2003
                                             --------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment loss                         $   (7,850,954)   $   (775,050)   $   (920,809)
 Net realized gain (loss) on investments
 sold                                           (16,627,696)     11,219,580       5,663,483
 Net change in unrealized appreciation on
  investments                                   275,662,596      14,931,916      38,669,554
                                             --------------    ------------    ------------
 Increase in net assets resulting from
  operations                                    251,183,946      25,376,446      43,412,228
                                             --------------    ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments               (20,581,254)              0               0
                                             --------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               485,593,319      18,017,247      33,610,767
 Net asset value of shares issued in
  reinvestment
  of dividends                                   19,966,951               0               0
 Cost of shares redeemed                       (244,749,792)    (20,124,068)    (25,290,252)
                                             --------------    ------------    ------------
 Increase (decrease) in net assets
  derived from
  capital share transactions                    260,810,478      (2,106,821)      8,320,515
 Redemption fees                                          0          51,021         123,431
                                             --------------    ------------    ------------
 Net increase (decrease) in net assets          491,413,170      23,320,646      51,856,174
NET ASSETS:
 Beginning of period                            719,130,462     109,304,321      57,448,147
                                             --------------    ------------    ------------
 End of period                               $1,210,543,632    $132,624,967    $109,304,321
                                             ==============    ============    ============
ACCUMULATED NET INVESTMENT LOSS AT END
 OF PERIOD                                   $            0    $   (775,050)   $          0
                                             ==============    ============    ============
SHARES OF BENEFICIAL INTEREST:
 Shares sold                                     33,000,295       2,427,495       6,406,971
 Shares issued in reinvestment of
  dividends                                       1,453,200               0               0
 Shares redeemed                                (16,674,262)     (2,801,656)     (5,337,540)
                                             --------------    ------------    ------------
 Net increase (decrease)                         17,779,233        (374,161)      1,069,431
                                             ==============    ============    ============


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(1) ORGANIZATION.

Baron Asset Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers four series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, started in June of 1987, Baron Growth Fund, started in January of 1995, Baron Small Cap Fund, started in October of 1997, and Baron iOpportunity Fund, started in February of 2000.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth business that benefit from technology advances.

(2) SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Common expenses of the Funds are allocated on a basis deemed fair and equitable by the Trustees, usually on the basis of average net assets. Direct expenses are charged to each Fund on a specific identification basis.

(c) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(e) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(f) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to paid in capital.

(g) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

BARON FUNDS
--------------------------------------------------------------------------------

(3) PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2004 were as follows:


FUND                                                  PURCHASES         SALES
----                                                  ---------         -----
Baron Asset Fund                                     $177,261,137   $388,668,073
Baron Growth Fund                                    $639,366,659   $215,921,476
Baron Small Cap Fund                                 $418,039,472   $197,017,779
Baron iOpportunity Fund                              $ 52,505,888   $ 49,507,946


(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. For Baron iOpportunity Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% of average net assets.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

Brokerage transactions for the Funds may be effected by or through BCI. During the six months ended March 31, 2004, BCI earned gross brokerage commissions as follows:

FUND                                                           COMMISSIONS
----                                                           -----------
Baron Asset Fund                                                $657,342
Baron Growth Fund                                               $765,189
Baron Small Cap Fund                                            $598,102
Baron iOpportunity Fund                                         $167,179


(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) LINE OF CREDIT. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund and BaroniOpportunity Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. At March 31, 2004, there were no loans outstanding under the line of credit.

BARON FUNDS
--------------------------------------------------------------------------------

(6) RESTRICTED SECURITIES.

A summary of the restricted securities held at March 31, 2004 follows:



BARON ASSET FUND                                       ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Wynn Resorts, Ltd.                                     04/17/01     $48,525,316
CONVERTIBLE PREFERRED STOCK
 Apollo International, Inc., S-A CV Pfd.                07/21/99         849,996
 Somerford Corp. S-A Conv. Pfd.                         12/03/98       8,999,993
CORPORATE BONDS
 Somerford Corp. 8.50% Sub. Conv. Deb
   Due 04/23/2006                                       04/23/01       3,000,000
WARRANTS
 Corrections Corporation of America
 Warrants Exp 09/2005                                   09/29/00       1,524,823
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (Cost $44,030,788)
 (3.12% of Net Assets)                                               $62,900,128
                                                                     ===========

BARON GROWTH FUND                                      ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Wynn Resorts, Ltd.                                     04/22/02     $17,877,760
CONVERTIBLE PREFERRED STOCK
 Reliant Pharmaceuticals LLC Series D                   10/28/03      15,000,000
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (COST $26,063,956)
 (1.15% OF NET ASSETS)                                               $32,877,760
                                                                     ===========


BARON SMALL CAP FUND                                   ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Casual Male Retail Group, Inc.                         05/15/02     $ 7,755,000
 Infocrossing, Inc.                                     03/24/04       3,118,299
WARRANTS
 Casual Male Retail Group, Inc.
 Warrants Exp 04/26/2007                                05/15/02       7,046,780
 Casual Male Retail Group, Inc.
 Warrants Exp 07/02/2010                                07/03/03         558,000
 Infocrossing, Inc.
 Warrants Exp 10/16/2008                                10/16/03       1,282,032
                                                                     -----------
TOTAL RESTRICTED SECURITIES: (COST $7,915,855)
 (1.20% OF NET ASSETS)                                               $19,760,111
                                                                     ===========


BARON iOPPORTUNITY FUND                                ACQUISITION
NAME OF ISSUER                                            DATE          VALUE
--------------                                            ----          -----
COMMON STOCK
 Infocrossing, Inc.
 (Cost $514,500) (0.48% of Net Assets)                  03/24/04     $   634,011
                                                                     ===========

BARON FUNDS
--------------------------------------------------------------------------------

(7) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of March 31, 2004, the components of net assets on a tax basis were as follows:


                                               BARON ASSET      BARON GROWTH    BARON SMALL CAP    BARON IOPPORTUNITY
                                                  FUND              FUND              FUND                FUND
                                                  ----              ----              ----                ----
Cost of investments                          $1,137,401,239    $2,005,956,366    $1,075,811,775      $  90,088,959
                                             ==============    ==============    ==============      =============
Gross tax unrealized appreciation               945,870,229       858,738,068       592,100,367         44,480,028
Gross tax unrealized depreciation               (36,208,340)      (26,991,624)      (23,726,766)        (2,836,458)
                                             --------------    --------------    --------------      -------------
Net tax unrealized appreciation              $  909,661,889    $  831,746,444    $  568,373,601      $  41,643,570
                                             ==============    ==============    ==============      =============
Under current law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. These deferrals can be used to offset future capital gains at September 30, 2004.
The Funds also had capital loss carryforwards.

Capital loss carryforward expiring as follows:
   2009                                                  --                --                --        (23,974,628)
   2010                                                  --        (3,371,187)               --        (63,691,646)
   2011                                         (19,631,406)      (58,001,961)       (1,650,452)       (21,811,904)
                                             --------------    --------------    --------------      -------------
                                             $  (19,631,406)   $  (61,373,148)   $   (1,650,452)     $(109,478,178)
                                             ==============    ==============    ==============      =============
Undistributed long term capital gain         $           --    $           --    $           --      $          --
                                             ==============    ==============    ==============      =============
Post October loss deferral                   $           --    $  (29,235,718)   $  (15,106,400)     $          --
                                             ==============    ==============    ==============      =============
Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, losses realized subsequent to October 31 on the sale of securities and net operating losses.

BARON FUNDS
--------------------------------------------------------------------------------

(8) INVESTMENT IN "AFFILIATES"* DURING THE SIX MONTHS ENDED MARCH 31, 2004.

BARON ASSET FUND


                                            Balance of         Gross        Gross Sales     Balance of
                                          Shares Held on     Purchases          and       Shares Held on        Value
            Name of Issuer                Sep. 30, 2003    and Additions    Reductions     Mar. 31, 2004    Mar. 31, 2004
 ------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                             315,000                                          315,000      $ 50,400,000
Apollo International, Inc. S-A CV Pfd.        105,264                                          105,264           849,996
ChoicePoint, Inc.                           5,360,000                          134,994       5,225,006       198,706,978
Kerzner Intl., Ltd.                         2,400,000                                        2,400,000       106,440,000
Saga Comm., Inc., Cl A                      2,400,000                        1,242,500       1,157,500        21,587,375
Vail Resorts, Inc.                          6,685,000                        3,385,000       3,300,000        52,008,000
                                                                                                            ------------
                                                                                                            $429,992,349
                                                                                                            ============


                                                Dividend
                                                 Income
            Name of Issuer                Oct. 1-Mar. 31, 2004
 -------------------------------------------------------------
Alexander's, Inc.
Apollo International, Inc. S-A CV Pfd.
ChoicePoint, Inc.
Kerzner Intl., Ltd.
Saga Comm., Inc., Cl A
Vail Resorts, Inc.
                                                   --
                                                   $0
                                                   ==




-------------------------------------------------------------------------------
BARON GROWTH FUND


                              Balance of         Gross        Gross Sales     Balance of                            Dividend
                            Shares Held on     Purchases          and       Shares Held on        Value              Income
     Name of Issuer         Sep. 30, 2003    and Additions    Reductions     Mar. 31, 2004    Mar. 31, 2004   Oct. 1-Mar. 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.               950,000         950,000                        1,900,000      $ 86,830,000
Arch Capital Group, Ltd.      1,550,000         150,000         50,000         1,650,000        69,349,500
Centene Corp.                 1,500,000         100,000                        1,600,000        48,944,000
Kerzner Intl., Ltd.           1,450,000         350,000                        1,800,000        79,830,000
Symyx Technologies, Inc.      1,681,000         144,000          5,000         1,820,000        52,124,800
                                                                                              ------------             --
                                                                                              $337,078,300             $0
                                                                                              ============             ==




-------------------------------------------------------------------------------
BARON SMALL CAP FUND

                                                                                                                        Dividend
                                     Balance of          Gross       Gross Sales      Balance of                         Income
                                   Shares Held on      Purchases         and        Shares Held on       Value         Oct. 1-Mar.
              Name of Issuer        Sep. 30, 2003    and Additions    Reductions    Mar. 31, 2004    Mar. 31, 2004      31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
Alamosa Hldgs, Inc.                           0        5,316,600                      5,316,600       $ 31,048,944
Casual Male Retail Group, Inc.        1,400,000                        650,000          750,000          7,755,000
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007             1,407,353                                       1,407,353          7,046,780
Casual Male Retail Group, Inc.,
  Warrants Exp 07/02/2010               100,000                                         100,000            558,000
Digital Theater Systems, Inc.           675,000          575,000                      1,250,000         32,037,500
Drexler Technology Corp.                575,000          263,853                        838,853         11,492,286
Equity Marketing, Inc.                  500,000                                         500,000          7,450,000
Immucor, Inc.+                          822,700          525,000        22,700        1,325,000         24,009,000
LECG Corp.                                    0        1,250,000                      1,250,000         24,312,500
                                                                                                      ------------          --
                                                                                                      $145,710,010          $0
                                                                                                      ============          ==

---------------
* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which a Fund held 5% or more of the outstanding voting securities.
+   Received 400,000 shares from 3:2 stock split.

BARON FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share of beneficial interest outstanding throughout each period:


                                               SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                  ENDED        -----------------------------------------------------------------
                                             MARCH 31, 2004      2003       2002        2001       2000        1999       1998
                                             --------------    --------   --------    --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  40.05       $  35.65   $  40.22    $  63.35   $  51.57    $  39.96   $  47.43
                                                --------       --------   --------    --------   --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.25)         (0.46)     (0.55)      (0.65)     (0.76)      (0.30)      0.05
Net realized and unrealized gains
  (losses) on investments                           7.40           6.04       0.05      (17.87)     12.53       11.94      (7.52)
                                                --------       --------   --------    --------   --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS                 7.15           5.58      (0.50)     (18.52)     11.77       11.64      (7.47)
                                                --------       --------   --------    --------   --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income                0.00           0.00       0.00        0.00       0.00       (0.04)      0.00
Distributions from net realized gains               0.00          (1.18)     (4.07)      (4.61)      0.00        0.00       0.00
                                                --------       --------   --------    --------   --------    --------   --------
   TOTAL DISTRIBUTIONS                              0.00          (1.18)     (4.07)      (4.61)      0.00       (0.04)      0.00
                                                --------       --------   --------    --------   --------    --------   --------
Capital contribution                                0.00           0.00       0.00        0.00       0.01        0.01       0.00
                                                --------       --------   --------    --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD                  $  47.20       $  40.05   $  35.65    $  40.22   $  63.35    $  51.57   $  39.96
                                                ========       ========   ========    ========   ========    ========   ========
   TOTAL RETURN                                     17.9%          16.1%      (2.5%)     (31.2%)     22.8%+      29.2%*    (15.7%)
                                                --------       --------   --------    --------   --------    --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period         $2,015.2       $1,957.2   $2,055.2    $2,692.3   $4,917.4    $5,863.1   $4,410.5
Ratio of total expenses to average net
 assets                                             1.35%**        1.34%      1.35%       1.37%      1.36%       1.31%      1.32%
Less: Ratio of interest expense to
 average net assets                                 0.00%**        0.00%     (0.02%)     (0.01%)    (0.03%)      0.00%      0.00%
                                                --------       --------   --------    --------   --------    --------   --------
Ratio of operating expenses to average
 net assets                                         1.35%**        1.34%      1.33%       1.36%      1.33%       1.31%      1.32%
                                                ========       ========   ========    ========   ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                                (1.07%)**      (1.14%)    (1.16%)     (1.14%)    (1.09%)     (0.57%)     0.11%
Portfolio turnover rate                             9.06%         27.95%      6.01%       4.33%      2.51%      15.64%     23.43%


                                                Year Ended September 30,
                                             -----------------------------
                                               1997        1996      1995
                                             --------    --------   ------
NET ASSET VALUE, BEGINNING OF PERIOD         $  35.50    $  29.30   $22.82
                                             --------    --------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.14)      (0.06)   (0.09)
Net realized and unrealized gains
  (losses) on investments                       12.11        6.29     7.23
                                             --------    --------   ------
   TOTAL FROM INVESTMENT OPERATIONS             11.97        6.23     7.14
                                             --------    --------   ------
LESS DISTRIBUTIONS
Dividends from net investment income             0.00        0.00     0.00
Distributions from net realized gains           (0.04)      (0.03)   (0.66)
                                             --------    --------   ------
   TOTAL DISTRIBUTIONS                          (0.04)      (0.03)   (0.66)
                                             --------    --------   ------
Capital contribution                             0.00        0.00     0.00
                                             --------    --------   ------
NET ASSET VALUE, END OF PERIOD               $  47.43    $  35.50   $29.30
                                             ========    ========   ======
   TOTAL RETURN                                  33.8%       21.3%    32.3%
                                             --------    --------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period      $3,224.5    $1,166.1   $290.0
Ratio of total expenses to average net
 assets                                          1.35%       1.40%    1.44%
Less: Ratio of interest expense to
 average net assets                              0.00%       0.00%    0.00%
                                             --------    --------   ------
Ratio of operating expenses to average
 net assets                                      1.35%       1.40%    1.44%
                                             ========    ========   ======
Ratio of net investment income (loss) to
 average net assets                             (0.52%)     (0.29%)  (0.55%)
Portfolio turnover rate                         13.23%      19.34%   35.15%

---------------
**  Annualized.

+ Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
* Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.

BARON FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(9) FINANCIAL HIGHLIGHTS (continued)

BARON GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each period:


                                               SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                  ENDED        -------------------------------------------------------------------
                                             MARCH 31, 2004      2003       2002       2001     2000      1999     1998      1997
                                             --------------    --------   --------    ------   ------    ------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD            $  32.65       $  26.96   $  27.18    $32.26   $29.06    $20.32   $24.89    $18.40
                                                --------       --------   --------    ------   ------    ------   ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.17)         (0.25)     (0.23)    (0.22)   (0.26)    (0.04)    0.06      0.06
Net realized and unrealized gains
 (losses) on investments                            5.54           5.94       1.65     (1.67)    5.34      8.82    (4.56)     6.68
                                                --------       --------   --------    ------   ------    ------   ------    ------
   TOTAL FROM INVESTMENT OPERATIONS                 5.37           5.69       1.42     (1.89)    5.08      8.78    (4.50)     6.74
                                                --------       --------   --------    ------   ------    ------   ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income                0.00           0.00       0.00      0.00     0.00     (0.04)   (0.02)    (0.09)
Distributions from net realized gains               0.00           0.00      (1.64)    (3.19)   (1.88)     0.00    (0.05)    (0.16)
                                                --------       --------   --------    ------   ------    ------   ------    ------
   TOTAL DISTRIBUTIONS                              0.00           0.00      (1.64)    (3.19)   (1.88)    (0.04)   (0.07)    (0.25)
                                                --------       --------   --------    ------   ------    ------   ------    ------
NET ASSET VALUE, END OF PERIOD                  $  38.02       $  32.65   $  26.96    $27.18   $32.26    $29.06   $20.32    $24.89
                                                ========       ========   ========    ======   ======    ======   ======    ======
   TOTAL RETURN                                     16.4%          21.1%       5.0%     (6.1%)   18.6%     43.2%   (18.1%)    37.1%
                                                --------       --------   --------    ------   ------    ------   ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period         $2,852.9       $2,185.4   $1,030.3    $512.3   $533.4    $439.4   $315.6    $390.8
Ratio of total expenses to average net
 assets                                             1.32%**        1.36%      1.35%     1.36%    1.36%     1.40%    1.43%     1.40%
Less: Ratio of interest expense to
 average net assets                                 0.00%**        0.00%      0.00%     0.00%    0.00%    (0.03%)  (0.06%)    0.00%
                                                --------       --------   --------    ------   ------    ------   ------    ------
Ratio of operating expenses to average
 net assets                                         1.32%**        1.36%      1.35%     1.36%    1.36%     1.37%    1.37%     1.40%
                                                ========       ========   ========    ======   ======    ======   ======    ======
Ratio of net investment income (loss) to
 average net assets                                (0.98%)**      (1.11%)    (1.02%)   (0.79%)  (0.78%)   (0.20%)   0.21%     0.37%
Portfolio turnover rate                             9.31%         32.63%     18.31%    34.94%   39.00%    53.36%   40.38%    25.17%


                                                YEAR ENDED
                                              SEPTEMBER 30,
                                              ---------------
                                              1996     1995*
                                             ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD         $14.77    $10.00
                                             ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                   0.11      0.04
Net realized and unrealized gains
 (losses) on investments                       3.66      4.73
                                             ------    ------
   TOTAL FROM INVESTMENT OPERATIONS            3.77      4.77
                                             ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income          (0.04)     0.00
Distributions from net realized gains         (0.10)     0.00
                                             ------    ------
   TOTAL DISTRIBUTIONS                        (0.14)     0.00
                                             ------    ------
NET ASSET VALUE, END OF PERIOD               $18.40    $14.77
                                             ======    ======
   TOTAL RETURN                                25.8%     47.7%
                                             ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period      $207.2    $ 28.6
Ratio of total expenses to average net
 assets                                        1.54%     1.99%**
Less: Ratio of interest expense to
 average net assets                            0.00%     0.00%
                                             ------    ------
Ratio of operating expenses to average
 net assets                                    1.54%     1.99%**
                                             ======    ======
Ratio of net investment income (loss) to
 average net assets                            1.20%     1.13%**
Portfolio turnover rate                       40.27%    40.56%

---------------
* For the period January 3, 1995 (Commencement of Operations) to September 30, 1995.
**  Annualized.

The Fund's custodian's offset of custody fees amounted to less than $0.01 per share in 1996 and 1995.
The expense offset amounts are included in expense data above.

BARON FUNDS
-------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS (continued)

BARON SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout each period:


                                                          SIX MONTHS                     YEAR ENDED SEPTEMBER 30,
                                                            ENDED         -------------------------------------------------------
                                                        MARCH 31, 2004     2003       2002     2001      2000      1999     1998
                                                        --------------   --------    ------   ------    ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  17.26      $  13.73    $12.69   $16.05    $13.37    $ 8.61   $10.00
                                                           --------      --------    ------   ------    ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                           (0.10)        (0.11)    (0.14)   (0.11)    (0.16)    (0.10)   (0.02)
Net realized and unrealized gains (losses) on
 investments                                                   2.74          4.02      1.18    (2.87)     2.84      4.86    (1.37)
                                                           --------      --------    ------   ------    ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                            2.64          3.91      1.04    (2.98)     2.68      4.76    (1.39)
                                                           --------      --------    ------   ------    ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                           0.00          0.00      0.00     0.00      0.00      0.00     0.00
Distributions from net realized gains                          0.00         (0.38)     0.00    (0.38)     0.00      0.00     0.00
                                                           --------      --------    ------   ------    ------    ------   ------
   TOTAL DISTRIBUTIONS                                         0.00         (0.38)     0.00    (0.38)     0.00      0.00     0.00
                                                           --------      --------    ------   ------    ------    ------   ------
NET ASSET VALUE, END OF PERIOD                             $  19.90      $  17.26    $13.73   $12.69    $16.05    $13.37   $ 8.61
                                                           ========      ========    ======   ======    ======    ======   ======
   TOTAL RETURN                                                15.3%         29.2%      8.2%   (18.8%)    20.0%     55.3%   (13.9%)
                                                           --------      --------    ------   ------    ------    ------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                    $1,647.9      $1,210.5    $719.1   $585.9    $879.5    $715.7   $403.7
Ratio of total expenses to average net assets                  1.33%**       1.36%     1.36%    1.35%     1.33%     1.34%    1.39%
Ratio of net investment loss to average net assets            (1.11%)**     (0.87%)   (0.97%)  (0.68%)   (0.90%)   (0.99%)  (0.20%
Portfolio turnover rate                                       14.48%        30.29%    55.07%   55.77%    53.18%    42.69%   59.68%


BARON iOPPORTUNITY FUND

Selected data for a share of beneficial interest outstanding throughout each period:


                                                                           SIX MONTHS           YEAR ENDED SEPTEMBER 30,
                                                                             ENDED         -----------------------------------
                                                                         MARCH 31, 2004    2003      2002      2001      2000*
                                                                         --------------   ------    ------    -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $ 6.48       $ 3.63    $ 4.09    $  8.76   $10.00
                                                                             ------       ------    ------    -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                                  (0.05)       (0.05)    (0.06)     (0.05)    0.03
Net realized and unrealized gains (losses)
on investments                                                                 1.61         2.89     (0.40)     (4.59)   (1.28)
                                                                             ------       ------    ------    -------   ------
   TOTAL FROM INVESTMENT OPERATIONS                                            1.56         2.84     (0.46)     (4.64)   (1.25)
                                                                             ------       ------    ------    -------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                                           0.00         0.00      0.00      (0.03)    0.00
Distributions from net realized gains                                          0.00         0.00      0.00       0.00     0.00
                                                                             ------       ------    ------    -------   ------
   TOTAL DISTRIBUTIONS                                                         0.00         0.00      0.00      (0.03)    0.00
                                                                             ------       ------    ------    -------   ------
Redemption fees added to paid in capital                                       0.00+        0.01      0.00+      0.00+    0.01
                                                                             ------       ------    ------    -------   ------
NET ASSET VALUE, END OF PERIOD                                               $ 8.04       $ 6.48    $ 3.63    $  4.09   $ 8.76
                                                                             ======       ======    ======    =======   ======
   TOTAL RETURN ^                                                              24.1%        78.5%    (11.2%)    (53.1%)  (12.4%)
                                                                             ------       ------    ------    -------   ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                                      $132.6       $109.3    $ 57.5    $  73.7   $188.2
Ratio of total expenses to average net assets                                  1.61%**      1.67%     1.65%      1.55%    1.53%**
Less: Expense reimbursement by investment adviser                             (0.11%)**    (0.17%)   (0.15%)    (0.05%)  (0.03%)***
                                                                             ------       ------    ------    -------   ------
Ratio of net expenses to average net assets                                    1.50%**      1.50%     1.50%      1.50%    1.50%**
                                                                             ======       ======    ======    =======   ======
Ratio of net investment income (loss) to average net assets                   (1.27%)**    (1.18%)   (1.20%)    (0.75%)   0.46%**
Portfolio turnover rate                                                       45.43%       89.72%    96.41%    123.30%   31.47%

---------------
* For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
**  Annualized.
+   Less than $0.01 per share.
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

[Registered Logo]

 B A R O N
 F U N D S
 c/o UMB Fund Services, Inc.
  803 West Michigan Avenue
          Suite A
  Milwaukee, WI 53233-2301

Item 2. Code of Ethics.

        Not applicable at this time. This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

        Not applicable at this time. This item is applicable to annual reports.

Item 4. Principal Accountant Fees and Services.

        Not applicable at this time.  This item is applicable to annual reports.

Item 5. Audit Committee of Listed Registrants.

        The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph
        (a)(2) of Item 3 to Form N-CSR.

Item 6. [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. [Reserved].

Item 9.  Controls and Procedures.

     The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

     a).    Ex-99.CERT
            Certification required by Item 10(b) of Form N-CSR.

     b).    Ex-99.906 CERT
            Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON ASSET FUND



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: June 8, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: June 8, 2004



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: June 8, 2004


A signed original of this written statement has been provided to Baron Asset Fund and will be retained by Baron Asset and furnished to the Securities and Exchange Commission or its staff upon request.